Other long-term liabilities and deferred credits - Schedule of Long-Term Liabilities and Deferred Credits (Detail) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Long-term Liabilities
Advances in aid of construction (a)	CAD 105,191	CAD 92,285
Environmental remediation obligation (b)	63,378	71,529	CAD 70,072
Asset retirement obligations (c)	24,822	17,799
Customer deposits (d)	14,881	15,074
Deferred income (e)	0	13,682
Deferred credits (f)	44,544	25,544
Other	22,790	23,843
Other Liabilities	275,606	259,756
Less current portion	(43,157)	(36,621)
Other long-term liabilities	232,449	223,135
Transfers from advances in aid of construction to contributions in aid of construction	23,986	4,637
Estimated environmental remediation costs	76,853	78,495
Accrual for environmental loss contingencies to be incurred over next three years	CAD 27,976
Accrual for environmental loss contingencies, payment period	28 years
Amount of regulatory assets	CAD 291,964	245,315
Obligation incurred	393	506
Changes of estimate	1,022	0
Accretion expense	CAD 1,055	854
Minimum
Other Long-term Liabilities
Other liability repayment period	10 years
Accrual environmental cost	3.90%
Maximum
Other Long-term Liabilities
Other liability repayment period	40 years
Accrual environmental cost	4.70%
Environmental costs
Other Long-term Liabilities
Regulatory asset, expenditure recovery provided by regulator, time period	7 years
Amount of regulatory assets	CAD 104,160	CAD 116,747